Financial gain (loss) - Disclosure of net financial income (loss) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial Income (Loss) [Abstract]
Interest on bond loans	€ (7,472)	€ (5,800)	€ (760)
Interest on convertible loan notes	(3,638)	(5,691)	(3,935)
Interest on conditional advances and PGE	(95)	(85)	(176)
Interest on royalty certificates	(17,213)	(794)	(8,942)
Interest on lease liabilities	(64)	(61)	(13)
(Increase) / decrease in derivatives fair value	(29,935)	(1,462)	(3,046)
(Increase) / decrease in other liabilities / (assets) at fair value through profit and loss	(36,015)	(1,367)	0
Loss on derecognition of financial liabilities	(3,838)	0	(3,431)
Transaction costs	0	(1,615)	(1,924)
Foreign exchange losses	(13,444)	(51)	(5,573)
Other financial expense	(29)	(64)	(73)
Financial expenses	(111,743)	(16,991)	(27,875)
Interest income	5,600	8,246	2,418
(Increase) / decrease in derivatives fair value	3,620	1,413	1,006
(Increase) / decrease in other liabilities / (assets) at fair value through profit and loss	4,730	0	3,198
Effect of unwinding the discount related to advances made to CROs	153	710	355
Day-one gain on recognition of financial liabilities	1,557	590	212
Gain on derecognition of financial liabilities	0	0	192
Foreign exchange gains	11,886	2,774	0
Other financial income	0	0	130
Financial income	27,545	13,732	7,511
Financial gain (loss)	€ (84,198)	€ (3,258)	€ (20,364)